Long-Term Debt (Schedule Of Long-Term Debt) (Details) CAD in Millions, $ in Millions		12 Months Ended
	Apr. 06, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Revolving credit and term loan borrowings			$ 650
Total Principal			5,350	$ 7,324
Increase In Value Of Debt Acquired			27	34
Debt Discounts			(14)	(18)
Current Portion of Long-Term Debt			0
Long-Term Debt			$ 5,363	7,340
Debt Instrument, Maturity Date	Jan. 18, 2018
5.80% Due January 18, 2018 [Member]
Debt Instrument [Line Items]
Unsecured Debt | CAD		CAD 750
Debt Instrument, Interest Rate, Stated Percentage	5.80%
5.90% Due December 1, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017
Canadian Dollar [Member]
Debt Instrument [Line Items]
Unsecured Debt				647
Canadian Dollar [Member] | 5.80% Due January 18, 2018 [Member]
Debt Instrument [Line Items]
Unsecured Debt				647
Debt Instrument, Interest Rate, Stated Percentage	5.80%	5.80%	5.80%
Debt Instrument, Maturity Date	Jan. 18, 2018	Jan. 18, 2018
United States Of America Dollars [Member]
Debt Instrument [Line Items]
Revolving credit and term loan borrowings			$ 650	1,277
Unsecured Debt			$ 5,350	6,677
United States Of America Dollars [Member] | 5.90% Due December 1, 2017 [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 700			700
Debt Instrument, Interest Rate, Stated Percentage	5.90%	5.90%	5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017	Dec. 01, 2017
United States Of America Dollars [Member] | 6.50% Due May 15, 2019 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 500	500
Debt Instrument, Interest Rate, Stated Percentage		6.50%	6.50%
Debt Instrument, Maturity Date		May 15, 2019
United States Of America Dollars [Member] | 3.90% Due November 15, 2021 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		3.90%	3.90%
Debt Instrument, Maturity Date		Nov. 15, 2021
United States Of America Dollars [Member] | 8.125% Due September 15, 2030 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 300	300
Debt Instrument, Interest Rate, Stated Percentage		8.125%	8.125%
Debt Instrument, Maturity Date		Sep. 15, 2030
United States Of America Dollars [Member] | 7.20% Due November 1, 2031 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 350	350
Debt Instrument, Interest Rate, Stated Percentage		7.20%	7.20%
Debt Instrument, Maturity Date		Nov. 01, 2031
United States Of America Dollars [Member] | 7.375% Due November 1, 2031 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 500	500
Debt Instrument, Interest Rate, Stated Percentage		7.375%	7.375%
Debt Instrument, Maturity Date		Nov. 01, 2031
United States Of America Dollars [Member] | 6.50% Due August 15, 2034 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 750	750
Debt Instrument, Interest Rate, Stated Percentage		6.50%	6.50%
Debt Instrument, Maturity Date		Aug. 15, 2034
United States Of America Dollars [Member] | 6.625% Due August 15, 2037 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 500	500
Debt Instrument, Interest Rate, Stated Percentage		6.625%	6.625%
Debt Instrument, Maturity Date		Aug. 15, 2037
United States Of America Dollars [Member] | 6.50% Due February 1, 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 800	800
Debt Instrument, Interest Rate, Stated Percentage		6.50%	6.50%
Debt Instrument, Maturity Date		Feb. 01, 2038
United States Of America Dollars [Member] | 5.15% Due November 15, 2041 [Member]
Debt Instrument [Line Items]
Unsecured Debt			$ 400	$ 400
Debt Instrument, Interest Rate, Stated Percentage		5.15%	5.15%
Debt Instrument, Maturity Date		Nov. 15, 2041